Judicial Deposits	12 Months Ended
Dec. 31, 2022
Judicial Deposits
Judicial Deposits

14.	Judicial Deposits

	12.31.2022	12.31.2021
Taxes claims (14.1)	444,134	405,739
Labor claims	125,862	106,376
.
Civil claims
Civil claims	39,597	53,438
Easements	14,726	18,407
Customers	4,862	3,867
	59,185	75,712
.
Other	3,277	3,304
	632,458	591,131
14.1	Tax judicial deposits

Of the balance on December 31, 2022, R$241,681 (R$218,143 on December 31, 2021) refers to the challenge in court of the levy of social security contribution (INSS payable) on certain salary amounts. The liability is recorded under Other Tax Obligations (Note 12.2).